Business Combinations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Aggregate purchase price	$ 224.7
Cash	$ 180.0
Shares of common stock (in Shares)	5,895,973
Common stock value	$ 12.3
Net working capital	32.4
Acquisition related expenses	$ 0.9
Intangible assets acquired period	5 years
Contributed net sales		$ 297.9
Net income from continuing operations		14.9
Agreement purchase price	$ 1.4
Appliance Gallery [Member]
Business Combinations (Details) [Line Items]
Contributed net sales		0.2
Net income from continuing operations		$ 0.2